Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets

	Note	December 31, 2024	December 31, 2023
Deferred financing costs		$4,845	$5,891
Goodwill		520	526
Loans to affiliates and joint ventures		112	350
Derivative financial instruments	16(b)	3,952	229
Long-term prepaid lease payments		416	148
		$9,845	$7,144